Description of Business, Basis of Presentation and Accounting Policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Film and Television Costs
Interest capitalized	$ 1,348	$ 368	$ 2,573	$ 4,033	$ 860
Overhead capitalized	3,275	394	5,495	4,418	1,935
Film impairment					3,596
Debt Issuance Costs and Debt Discount
Unamortized debt issuance costs	4,580		6,290	9,095
Gross debt issuance costs	15,422		15,422	15,049
Amortization of debt issuance costs	1,710	1,566	3,178	3,005	2,949
Amortization of debt discount	78	78	155	155	155
Reduction of debt	(349)		(427)	(582)
Leases
Operating lease liabilities	12,925
Right of use asset	9,772
Distribution and Marketing Expenses
Distribution and marketing	95,047	$ 87,865	$ 200,900	$ 230,336	$ 72,554
Impact of Recently Issued Accounting Standards
Operating lease liability	11,095
Increase in retained earnings	$ 2,900
Completed Films
Film and Television Costs
Percent of costs to be amortized	68.00%
Period for amortization	12 months
Films in Release
Film and Television Costs
Percent of costs to be amortized	91.00%
Period for amortization	3 years
Assets and Liabilities
Leases
Operating lease liabilities	$ 11,700
Right of use asset	8,500
Existing lease incentives	3,200
Impact of Recently Issued Accounting Standards
Deferred rent	8,494
Operating lease liability	$ 11,745